OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER ASSETS
Schedule of other assets

	12.31.19	12.31.18
Advances to employees and suppliers	73,849	83,094
Related-party receivables (Note 28)	64,966	120,776
Receivables from suppliers	167,540	114,175
Surplus from post-employment benefit plans (Note 30) (1)	220,939	10,997
Goods for sale (2)	76,912	—
Other amounts receivable (3)	14,123	20,670
Total	618,329	349,712

Current	382,591	302,607
Non-current	235,738	47,105

(1)   On December 31, 2019, includes the amount of R$209,347,  referring to the distribution of the PBS-A surplus (Note 30).

(2)   Refers to the residual balance of property, plant and equipment available for sale, resulting from the contract entered into by the Company on November 28, 2019, for the sale of 1,909 structures (rooftops and towers) owned by the Company to Telxius Torres Brasil Ltda (note 12).

(3)   On December 31, 2019, includes a receivable of R$10,226 from a subletting agreement in the Curitiba Data Center, for a period of 22 years. There are no unsecured residual amounts that result in lessor benefits and no contingent payments recognized as income during the year (Note 12).

Schedule of select information on subletting agreements

Nominal value receivable	16,966
Deferred financial income	(6,740)
Present value of accounts receivable	10,226

Current	759
Non-current	9,467

Schedule of amounts receivable from the subletting agreement, segregated into nominal values and present value

	Nominal value	Present value
Year	receivable	receivable
2020	780	759
2021	780	721
2022	780	685
2023	780	651
2024	780	619
2025 onwards	13,066	6,791
Total	16,966	10,226